Derivative Instruments and Hedging Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
Cash Flow Hedges of Interest Rate Risk
The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish these objectives, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable rate amounts from a counterparty in exchange for the Company making fixed rate payments over the life of the agreements without exchange of the underlying notional amount.
Changes in the fair value of derivatives designated, and that qualify, as cash flow hedges is recorded in accumulated other comprehensive income in the accompanying condensed consolidated statements of stockholders' equity and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings.
On January 1, 2019, the Company adopted ASU 2017-12. As a result of the adoption of ASU 2017-12, the cumulative ineffectiveness gain of $103,000 previously recognized on existing cash flow hedges was reclassified to accumulated other comprehensive income from accumulated distributions in excess of earnings. See Note 2—"Summary of Significant Accounting Policies" for additional information regarding ASU 2017-12.
Amounts reported in accumulated other comprehensive income related to derivatives will be reclassified to interest and other expense, net, as interest payments are made on the Company’s variable rate debt. During the next twelve months, the Company estimates that an additional $2,343,000 will be reclassified from accumulated other comprehensive income as a decrease to interest and other expense, net.
See Note 11—"Fair Value" for further discussion of the fair value of the Company’s derivative instruments.
The following table summarizes the notional amount and fair value of the Company’s derivative instruments (amounts in thousands):

Derivatives Designated as Hedging Instruments	Balance Sheet Location	Effective Dates		Maturity Dates	March 31, 2019			December 31, 2018
					Outstanding Notional Amount	Fair Value of		Outstanding Notional Amount	Fair Value of
						Asset	(Liability)		Asset	(Liability)

Interest rate swaps	Other assets, net/Accounts payable and other liabilities	07/01/2016 to 04/01/2019	(1)	12/22/2020 to 04/27/2023	$497,205	$3,420	$(827)	$347,435	$6,204	$—

(1)During the three months ended March 31, 2019, the Company entered into two interest rate swap agreements, with an effective date of April 1, 2019, which will effectively fix LIBOR related to $150,000,000 of the term loans of the secured credit facility.
The notional amount under the agreements is an indication of the extent of the Company’s involvement in each instrument at the time, but does not represent exposure to credit, interest rate or market risks.
Accounting for changes in the fair value of a derivative instrument depends on the intended use and designation of the derivative instrument. The Company designated the interest rate swaps as cash flow hedges to hedge the variability of the anticipated cash flows on its variable rate secured credit facility and notes payable. The change in fair value of the derivative instruments that are designated as hedges are recorded in other comprehensive income (loss), or OCI, in the accompanying condensed consolidated statements of comprehensive income.
The table below summarizes the amount of income (loss) recognized on the interest rate derivatives designated as cash flow hedges for the three months ended March 31, 2019 and 2018 (amounts in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Income (Loss) Recognized in OCI on Derivatives	Location of (Loss) Income Reclassified From Accumulated Other Comprehensive Income to Net Income	Amount of (Loss) Income Reclassified From Accumulated Other Comprehensive Income to Net Income
For the Three Months Ended March 31, 2019
Interest rate swaps	$(2,955)	Interest and other expense, net	$656
Total	$(2,955)		$656
For the Three Months Ended March 31, 2018
Interest rate swaps	$4,446	Interest and other expense, net	$(129)
Total	$4,446		$(129)

Credit Risk-Related Contingent Features
The Company has agreements with each of its derivative counterparties that contain a provision where if the Company either defaults or is capable of being declared in default on any of its indebtedness, then the Company could also be declared in default on its derivative obligations. The Company records credit risk valuation adjustments on its interest rate swaps based on the respective credit quality of the Company and the counterparty. The Company believes it mitigates its credit risk by entering into agreements with creditworthy counterparties. As of March 31, 2019, the fair value of derivatives in a net liability position, including accrued interest but excluding any adjustment for nonperformance risk related to the agreement, was $820,000. As of March 31, 2019, there were no termination events or events of default related to the interest rate swaps.
Tabular Disclosure Offsetting Derivatives
The Company has elected not to offset derivative positions in its condensed consolidated financial statements. The following tables present the effect on the Company’s financial position had the Company made the election to offset its derivative positions as of March 31, 2019 and December 31, 2018 (amounts in thousands):

Offsetting of Derivative Assets
				Gross Amounts Not Offset in the Balance Sheet
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets Presented in the Balance Sheet	Financial Instruments Collateral	Cash Collateral	Net Amount
March 31, 2019	$3,420	$—	$3,420	$(84)	$—	$3,336
December 31, 2018	$6,204	$—	$6,204	$—	$—	$6,204

Offsetting of Derivative Liabilities
				Gross Amounts Not Offset in the Balance Sheet
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheet	Net Amounts of Liabilities Presented in the Balance Sheet	Financial Instruments Collateral	Cash Collateral	Net Amount
March 31, 2019	$827	$—	$827	$(84)	$—	$743
December 31, 2018	$—	$—	$—	$—	$—	$—

The Company reports derivative assets and derivative liabilities in the accompanying condensed consolidated balance sheets as other assets, net, and accounts payable and other liabilities, respectively.

Derivative Instruments and Hedging Activities
Cash Flow Hedges of Interest Rate Risk
The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish these objectives, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable rate amounts from a counterparty in exchange for the Company making fixed rate payments over the life of the agreements without exchange of the underlying notional amount.
The effective portion of changes in the fair value of derivatives designated, and that qualify, as cash flow hedges is recorded in accumulated other comprehensive income in the accompanying consolidated statements of stockholders' equity and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings.
During the years ended December 31, 2018, 2017 and 2016, the Company's derivative instruments were used to hedge the variable cash flows associated with variable rate debt. The ineffective portion of changes in fair value of the derivatives are recognized directly in earnings. During the year ended December 31, 2018, the Company recognized a loss of $98,000 and during the years ended December 31, 2017 and 2016, the Company recognized a gain of $58,000 and $144,000 respectively, due to ineffectiveness of its hedges of interest rate risk, which was recorded in interest and other expense, net, in the accompanying consolidated statements of comprehensive income.
Amounts reported in accumulated other comprehensive income related to the derivative will be reclassified to interest and other expense, net as interest payments are made on the Company’s variable rate debt. During the next twelve months, the Company estimates that an additional $2,738,000 will be reclassified from accumulated other comprehensive income as a decrease to interest and other expense, net.
See Note 13—"Fair Value" for a further discussion of the fair value of the Company’s derivative instruments.
The following table summarizes the notional amount and fair value of the Company’s derivative instruments (amounts in thousands):

Derivatives Designated as Hedging Instruments	Balance Sheet Location	Effective Dates	Maturity Dates	December 31, 2018			December 31, 2017
				Outstanding Notional Amount	Fair Value of		Outstanding Notional Amount	Fair Value of
					Asset	(Liability)		Asset	(Liability)

Interest rate swaps	Other assets, net/Accounts payable and other liabilities	07/01/2016 to 11/16/2017	12/22/2020 to 11/16/2022	$347,435	$6,204	$—	$347,699	$3,934	$(22)

The notional amount under the agreements is an indication of the extent of the Company’s involvement in the instruments at the time, but does not represent exposure to credit, interest rate or market risks.
Accounting for changes in the fair value of a derivative instrument depends on the intended use and designation of the derivative instrument. The Company designated the interest rate swaps as cash flow hedges to hedge the variability of the anticipated cash flows on its variable rate secured credit facility and notes payable. The change in fair value of the effective portion of the derivative instruments that are designated as hedges is recorded in other comprehensive income (loss) in the accompanying consolidated statements of comprehensive income.
The table below summarizes the amount of income recognized on the interest rate derivatives designated as cash flow hedges for the years ended December 31, 2018, 2017 and 2016 (amounts in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Income Recognized in OCI on Derivative (Effective Portion)	Location of Income (Loss) Reclassified From Accumulated Other Comprehensive Income to Net Income (Effective Portion)	Amount of Income (Loss) Reclassified From Accumulated Other Comprehensive Income to Net Income (Effective Portion)
For the Year Ended December 31, 2018
Interest rate swaps	$3,208	Interest and other expense, net	$818
Total	$3,208		$818
For the Year Ended December 31, 2017
Interest rate swaps	$1,484	Interest and other expense, net	$(1,386)
Total	$1,484		$(1,386)
For the Year Ended December 31, 2016
Interest rate swaps	$744	Interest and other expense, net	$(96)
Total	$744		$(96)

Credit Risk-Related Contingent Features
The Company has agreements with each of its derivative counterparties that contain a provision where if the Company either defaults or is capable of being declared in default on any of its indebtedness, then the Company could also be declared in default on its derivative obligations. The Company records credit risk valuation adjustments on its interest rate swaps based on the respective credit quality of the Company and the counterparty. The Company believes it mitigates its credit risk by entering into agreements with creditworthy counterparties. As of December 31, 2018, there were no derivatives in a net liability position. As of December 31, 2018, there were no termination events or events of default related to the interest rate swaps.
Tabular Disclosure Offsetting Derivatives
The Company has elected not to offset derivative positions in its consolidated financial statements. The following tables present the effect on the Company’s financial position had the Company made the election to offset its derivative positions as of December 31, 2018 and 2017 (amounts in thousands):

Offsetting of Derivative Assets
				Gross Amounts Not Offset in the Balance Sheet
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets Presented in the Balance Sheet	Financial Instruments Collateral	Cash Collateral	Net Amount
December 31, 2018	$6,204	$—	$6,204	$—	$—	$6,204
December 31, 2017	$3,934	$—	$3,934	$—	$—	$3,934

Offsetting of Derivative Liabilities
				Gross Amounts Not Offset in the Balance Sheet
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheet	Net Amounts of Liabilities Presented in the Balance Sheet	Financial Instruments Collateral	Cash Collateral	Net Amount
December 31, 2018	$—	$—	$—	$—	$—	$—
December 31, 2017	$22	$—	$22	$—	$—	$22

The Company reports derivatives in the accompanying consolidated balance sheets as other assets, net, and accounts payable and other liabilities.